Regulatory Matters and Insurance of Accounts - Additional Information (Detail)	Dec. 31, 2013	Dec. 31, 2012
Regulated Operations [Abstract]
The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions, Tier 1 Leverage Capital	5.00%	5.00%
The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions, Tier 1 Risk Based Capital	6.00%	6.00%
The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions, Total Capital	10.00%	10.00%